Note 8 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Variable Interest Entities [Table Text Block]
As of December 31,
	2016	2017
	RMB	RMB
Total assets	—	—
Total liabilities	—	—

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net Revenues	108,133	33,679	—
Net loss	(14,554)	(4,598)	—
Net cash generated from (used in) operating activities	37,943	(11,536)	—
Net cash (used in) generated from investing activities	(31,682)	2,601	—
Net cash generated from financing activities	—	—	—